Financial Assets, Non-current - Equity in Joint Ventures and Associated Companies (Parenthetical) (Detail) - SEK (kr) kr in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [abstract]
Goodwill, net	kr 27,815	kr 43,387